Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Raw materials and components	$ 20,986	$ 19,088
Products in process	7,137	10,883
Finished products	8,368	12,398
Inventories	$ 36,491	$ 42,369